Intangible Assets, Net (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2021 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 2,815
Amortization expense of existing intangible assets, one year	3,693
Amortization expense of existing intangible assets, two year	3,693
Amortization expense of existing intangible assets, three year	2,656
Amortization expense of existing intangible assets, four year	1,620
Amortization expense of existing intangible assets, five year	¥ 1,620